Notes Payable (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Notes Payable

Set forth below is a summary of the Company’s outstanding debt as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
	(Unaudited)
Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 which was paid on June 15, 2018. The note matured and has been paid in full.	$-	$13,093

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	47,697	54,763

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt is payable in 60 monthly installments of $2,129, including principal and interest at 5%. The debt matures on June 1, 2024.	26,882	36,840

	74,579	104,696
Less: current portion:	(39,435)	(51,657)
	$35,144	$53,039

Set forth below is a summary of the Company’s outstanding debt as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 which was paid on June 15, 2018. The note matures on May 15, 2023, and is secured by the personal guarantees of certain Company executives.	$13,093	$43,413

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	54,763	68,378

$112,800 payable to a landlord of Advantage Therapy, LLC pursuant to a lease dated March 1, 2019. The debt is payable in 60 monthly installments of $2,129, including principal and interest at 5%. The debt matures on June 1, 2024.	36,840	59,913

Note payable to a financial institution in the amount of $140,000, dated September 25, 2019. The note requires 36 consecutive monthly installments of $4,225 including principal and interest at 5.39%. The note matures on September 19, 2022 and is secured by a personal guarantee of the Vice President of Business Development of the Company.	-	37,179

Note payable in the amount of $2,690,000, dated October 29, 2020. The note is payable on or before April 29, 2022. The interest on the note accrues at a rate of 7% per annum and is payable on the maturity date or otherwise in accordance with the note.	-	150,301

	104,696	359,184
Less: current portion:	(51,657)	(254,487)
	$53,039	$104,697

Schedule of Principal Maturities of Notes Payable	Principal maturities of the Company’s notes payable are as follows:
Years Ending December 31,	Amount

2023 (six months)	$21,540
2024	27,631
2025	15,813
2026	9,595
Total	$74,579
Principal maturities of notes payable are as follows:
Years Ending December 31,	Amount

2023	$51,657
2024	27,631
2025	15,813
2026	9,595
Total	$104,696

Theralink Technologies Inc [Member]
Schedule of Convertible Notes Payable

On June 30, 2023 and September 30, 2022, convertible notes payable (third parties and related parties) consisted of the following:

	June 30, 2023	September 30, 2022
Principal amount	$8,986,605	$2,475,000
Less: debt discount	(3,799,271)	(2,028,719)
Convertible notes payable, net	5,187,334	446,281
Less: current portion of convertible notes payable - related parties	(5,187,334)	-
Convertible notes payable, net – long-term	$-	$446,281

Principal amount – related parties	$9,130,292	$4,150,000
Less: debt discount – related parties	(3,820,629)	(1,844,186)
Convertible notes payable - related parties, net	5,309,663	2,305,814
Less: current portion of convertible notes payable - related parties	(5,309,663)	(1,000,000)
Convertible notes payable - related parties, net – long-term	$-	$1,305,814

Total convertible notes payable, net	$10,496,997	$2,752,095

On September 30, 2022 and 2021, the convertible notes payable consisted of the following:

	September 30, 2022	September 30, 2021
Principal amount	$2,475,000	$—
Less: debt discount	(2,028,719)	—
Convertible notes payable, net	$446,281	$—

Principal amount – related parties	$4,150,000	$1,000,000
Less: debt discount – related parties	(1,844,186)	(935,019)
Convertible notes payable - related parties, net	2,305,814	64,981
Less: current portion	(1,000,000)	-
Convertible notes payable - related parties, net – long-term	$1,305,814	$64,981

Total convertible notes payable, net	$2,752,095	$64,981

Schedule of Fair Value of Embedded Option and Stock Warrants

During the nine months ended June 30, 2023, the fair value of the embedded options and stock warrants were estimated at issuance using the Binomial Valuation Model with the following assumptions:

2023
Dividend rate	—%
Term (in years)	0.42 to 6.5 years
Volatility	172.14% to 396.53%
Risk—free interest rate	3.60% to 5.47%

Schedule of Notes Payable - Related Parties

On June 30, 2023 and September 30, 2022, notes payable - related parties consisted of the following:

	June 30, 2023	September 30, 2022
Principal amount	$836,966	$350,000
Less: debt discount	(39,769)	-
Notes payable – related parties, net	797,197	350,000
Less: current portion of notes payable - related parties	(797,197)	(350,000)
Notes payable – related parties, net – long-term	$-	$-